Form N-1A Cover	Feb. 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Entity Central Index Key	0000845376
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 27, 2026
Prospectus Date	Oct. 01, 2025
Limited Term Tax-Exempt Bond Fund of America®
Prospectus [Line Items]
Registrant Name	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Entity Central Index Key	0000909427
Prospectus Date	Oct. 01, 2025
The Tax-Exempt Bond Fund of America®
Prospectus [Line Items]
Registrant Name	TAX EXEMPT BOND FUND OF AMERICA
Entity Central Index Key	0000050142
Prospectus Date	Oct. 01, 2025
American High-Income Municipal Bond Fund®
Prospectus [Line Items]
Registrant Name	AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Entity Central Index Key	0000925950
Prospectus Date	Oct. 01, 2025
The Tax-Exempt Fund of California®
Prospectus [Line Items]
Registrant Name	AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Entity Central Index Key	0000794389
Prospectus Date	Oct. 01, 2025
American Funds Tax-Exempt Fund of New York®
Prospectus [Line Items]
Registrant Name	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Entity Central Index Key	0001496999
Prospectus Date	Oct. 01, 2025